Taxation (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Taxation [Line Items]
Income tax	$ 1,601,933		$ 970,755	$ 152,917
Singapore [Member]
Taxation [Line Items]
Tax rate percentage	17.00%	17.00%
Tax First Year [Member]
Taxation [Line Items]
Tax rate percentage	75.00%	75.00%
Tax First Year [Member] | Singapore [Member]
Taxation [Line Items]
Income tax	$ 7,379	$ 10,000
Tax Next Year [Member]
Taxation [Line Items]
Tax rate percentage	50.00%	50.00%
Tax Next Year [Member] | Singapore [Member]
Taxation [Line Items]
Income tax	$ 140,201	$ 190,000